Liability for Unpaid Claims and Claim Adjustment Expenses - Historical Payout Percentage (Details) - Group Life and DI	Dec. 31, 2018
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	49.70%
Year 2	17.80%
Year 3	6.70%
Year 4	4.50%
Year 5	3.50%
Year 6	1.50%